CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
CAPITAL AND RESERVES
21.	CAPITAL AND RESERVES

Share capital

	Class ‘A’ Ordinary shares	Class ‘A’ Ordinary shares
In thousands of shares	2019	2018
In issue at January 1	96,162	96,162
Issued for cash	-	-

In issue at December 31	96,162	96,162

	ADS	ADS
In thousands of ADSs	2019	2018
Balance at January 1	24,041	24,041
Issued for cash	-	-

Balance at December 31	24,041	24,041

	Class ‘A’ Treasury shares	Class ‘A’ Treasury shares
In thousands of shares	2019	2018
Balance at January 1	12,556	12,448
Purchased during the year	-	108

Balance at December 31	12,556	12,556

	ADS Treasury shares	ADS Treasury shares
In thousands of ADSs	2019	2018
Balance at January 1	3,139	3,112
Purchased during the year	-	27

Balance at December 31	3,139	3,139

The Group had authorised share capital of 200,700,000 ‘A’ ordinary shares of US$0.0109 each (2018: 200,700,000 ‘A’ ordinary shares of US$0.0109 each) as at December 31, 2019.

(a)
During 2019, the Group did not issue any shares from the exercise of employee options (2018: nil). At December 31, 2019, there were no amounts receivable on issuance share capital (2018: US$nil) relating to the exercise of share options.

(b)	During 2019, the Group did not repurchase any ‘A’ ordinary shares under its share buyback program. (2018: 107,740 ‘A’ ordinary shares or 26,935 ADS’s).

(c)
There were no dividends paid during 2019 in respect of the 2018 financial year, (nil in respect of the 2017 financial year), (nil in respect of the 2016 financial year). As provided in the Articles of Association of the Company, dividends or other distributions are declared and paid in US Dollars.

Translation reserve

The translation reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign currency denominated operations of the Group since January 1, 2004.

Warrant reserve

The Group calculates the fair value of warrants at the date of issue taking the amount directly to a separate reserve within equity. The fair value is calculated using the trinomial model. The fair value which is assessed at the grant date is calculated on the basis of the contractual term of the warrants.

Hedging reserve

The hedging reserve comprises the effective portion of the cumulative net change in the fair value of cash flow hedging instruments related to hedged transactions entered into but not yet crystallised.

The warrant and hedging reserves form Other Reserves in the Consolidated Statement of Financial Position.

Treasury shares

During 2019, the Group did not purchase any (2018: 107,740) ‘A’ Ordinary shares (2018: 26,935 ADS’s) ‘Treasury shares’. The total cost of these shares in 2018 was US$139,000